Related Parties	12 Months Ended
Mar. 31, 2021
Disclosure Of Related Party [Abstract]
Related Parties
38)	RELATED PARTIES

Related parties and nature of related party relationships:

Nature of relationship	Name of related parties
Key management personnel	Deep Kalra
Key management personnel	Rajesh Magow
Key management personnel	Mohit Kabra
Key management personnel	Aditya Tim Guleri
Key management personnel	James Jianzhang Liang#
Key management personnel	Paul Laurence Halpin#^ (from April 30, 2018)
Key management personnel	Jane Jie Sun# (from August 30, 2019)
Key management personnel	Cindy Xiaofan Wang# (from August 30, 2019)
Key management personnel	Xing Xiong# (from August 30, 2019)
Key management personnel	Xiangrong Li (from September 6, 2019)
Key management personnel	Vivek Narayan Gour (upto September 6, 2019)
Key management personnel	Patrick Luke Kolek* (upto August 30, 2019)
Key management personnel	Charles St Leger Searle* (upto August 30, 2019)
Key management personnel	Aileen O’Toole* (from January 24, 2019 to August 30, 2019)
Key management personnel	Oliver Minho Rippel*(upto January 24, 2019)
Key management personnel	Yuvraj (Raj) Thacoor* (upto April 30, 2018)
Entity providing key management personnel services	IQ EQ Corporate Services (Mauritius) Limited
Entities having significant influence over the Company and its subsidiaries	Naspers Limited and its subsidiaries (upto August 30, 2019)
Entities having significant influence over the Company and its subsidiaries	Trip.com Group Limited (formerly known as Ctrip.com International, Limited)and its subsidiaries (from August 30, 2019)
Equity-accounted investee	Inspirock, Inc.
Equity-accounted investee	Simplotel Technologies Private Limited
Equity-accounted investee	Saaranya Hospitality Technologies Private Limited
Equity-accounted investee	Pasajebus SpA (from May 7, 2019)
Equity-accounted investee and its subsidiaries	HolidayIQ Pte. Ltd and its subsidiaries (upto January 10, 2020)

Notes: #	nominees of Trip.com Group, Limited (Trip.com)

*nominees of MIH Internet SEA Pte. Ltd. (MIH) (subsidiary of Naspers Limited)

^	Paul Laurence Halpin, who was formerly a nominee of MIH, continues to serve on the board of directors of the Group as a nominee of Trip.com with effect from August 30, 2019.
(A)	Transactions with key management personnel:

Key management personnel compensation comprised**:

	For the year ended March 31
Particulars	2019	2020	2021
Short-term employee benefits	2,239	2,287	1,961
Contribution to defined contribution plan	68	184	21
Share based payment	21,984	19,804	16,767
Legal and professional	76	77	38
Total	24,367	22,352	18,787

Note: **	Provision for gratuity and compensated absences has not been considered, since the provisions are based on actuarial valuations for the Group’s entities as a whole.

	As at March 31
Balance Outstanding	2020	2021
Employee related payables	655	1,207
Accrued expenses	48	34

(B)	Transactions with entity providing key management personnel services:

	For the year ended March 31
Transactions	2019	2020	2021
Key management personnel services	2	4	5
Consultancy services	26	28	13

(C)	Transactions with entity having significant influence over the Company and its subsidiaries:

a) MIH Internet SEA Pte. Ltd.

Pursuant to the acquisition of Ibibo Group, the Company received an entitlement on future proceeds from sale of stake in an Indian entity, engaged in the business-to-business online travel industry, from MIH. In September 2018, the Company has realised USD 17,101 against this entitlement.

b)Naspers Limited and its subsidiaries

The Company collects payment from end customers through subsidiaries of Naspers Limited which are online payment service providers. In this arrangement, payment of Nil (March 31, 2020: USD 402,242 and March 31, 2019:USD 1,002,195) was collected by these entities on behalf of the Company and such amounts were remitted to the Company within a predefined time period. Further, service fee of Nil (March 31, 2020: USD 5,070 and March 31, 2019: USD 11,333) was charged by these entities for rendering these services to the Company, which is recognised under payment gateway charges (refer note 14).

The Company procured air tickets of Nil (March 31, 2020: Nil and March 31, 2019:USD 829) as an agent from one of the subsidiaries of Naspers Limited, which operates as a travel product aggregator. Further, the Company also sold hotel room nights and bus tickets as an agent of Nil (March 31, 2020: Nil and March 31, 2019:USD 516) to this entity and paid commission expense of Nil (March 31, 2020: Nil and March 31, 2019:USD 26).

c)	Trip.com and its subsidiaries

	For the year ended March 31
Transactions	2019	2020	2021
Sale (refund) of air ticketing^	—	1,241	(14)
Purchase (refund) of air ticketing^	—	21,610	(659)
Sale of hotels and packages^	—	7,734	425
Purchase of hotels and packages^	—	6,451	647
Commission received	—	190	11
Commission paid	—	1,087	61
Other operating expenses	—	1,556	284

^	represents gross amount booked/charged for the air ticketing and hotels and packages transactions

	As at March 31
Balance Outstanding	2020	2021
Trade and other receivables	657	62
Trade payables	1,138	489
Prepaid expenses	97	—

(D)	Transactions with equity-accounted investees and its subsidiaries:

a)	Simplotel Technologies Private Limited

In September 2018, 1,181 preference shares held in Simplotel were converted into 2,105 equity shares.

b)	HolidayIQ Pte. Ltd and its subsidiaries

	For the year ended March 31
Transactions	2019	2020	2021
Revenue from air ticketing	38	6	—
Services received	—	11	—

During the year ended March 31, 2020, the Group has sold its entire stake in HolidayIQ Pte. Ltd for total consideration of USD 700.

c)	PasajeBus SpA

In May 2019, the Group has acquired approximately 20.5% equity stake in PasajeBus Spa, by exercising its right which was acquired as a part of business combination.

	For the year ended March 31
Transactions	2019	2020	2021
Ancillary revenue	—	110	81

	As at March 31
Balance Outstanding	2020	2021
Trade receivables	32	22

d)	Saaranya Hospitality Technologies Private Limited

	For the year ended March 31
Transactions	2019	2020	2021
Loan given	—	—	55
Interest income	—	—	3

	As at March 31
Balance Outstanding	2020	2021
Loan outstanding	—	55

(E)	Terms & conditions

All outstanding balances with these related parties are to be settled in cash. None of the balances is  secured. No expense has been recognised in the current year or prior year for bad or doubtful debts in respect of amounts owed by related parties.